Summary of Maturity Profile of the Contractual Cash Flow (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 18,432,797	$ 10,600,080
Loans payable	121,445	166,555
Lease liability	180,081	8,609
Total liabilities	34,775,906	16,392,288
Contractual liabilities [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	18,432,797	10,600,080
Loans payable	121,445	166,555
Lease liability	346,191	9,614
RSU obligation	71,046	295,747
Derivative liability	15,000,000	4,827
Total liabilities	33,971,479	11,076,823
Not later than one year [member] | Contractual liabilities [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	18,432,797	10,600,080
Loans payable	121,445	145,866
Lease liability	28,275	4,807
RSU obligation	71,046	295,747
Derivative liability
Total liabilities	18,653,563	11,046,500
Later than one year and not later than two years [member] | Contractual liabilities [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Loans payable		20,689
Lease liability	170,832	4,807
RSU obligation
Derivative liability	15,000,000	4,827
Total liabilities	15,170,832	30,323
Later than two years | Contractual liabilities [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Loans payable
Lease liability	147,084
RSU obligation
Derivative liability
Total liabilities	$ 147,084